UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 84.68%
Air Freight & Logistics - 2.52%
CH Robinson Worldwide, Inc.		5,786	$295,549

Biotechnology - 5.69%
Celgene Corp. (a)		7,593	395,595
Gilead Sciences, Inc. (a)		6,053	271,114
			666,709
Capital Markets - 9.50%
BlackRock, Inc.		3,279	412,203
The Charles Schwab Corp.		21,480	393,729
T. Rowe Price Group, Inc.		8,982	307,274
			1,113,206
Chemicals - 6.89%
Airgas, Inc.		9,281	331,796
Monsanto Co.		6,002	475,358
			807,154
Commercial Banks - 2.53%
Wells Fargo & Co.		10,264	296,527

Commercial Services & Supplies - 6.79%
Stericycle, Inc. (a)		7,023	402,418
Strayer Education, Inc.		1,638	392,481
			794,899
Communications Equipment - 2.86%
QUALCOMM, Inc.		9,962	334,424

Computers & Peripherals - 3.43%
Apple Computer, Inc. (a)		4,337	401,910

Diversified Consumer Services - 3.06%
Capella Education Company (a)		5,991	358,621

Health Care Equipment & Supplies - 11.48%
Alcon, Inc.		4,494	358,576
C.R. Bard, Inc.		5,146	422,126
Intuitive Surgical, Inc. (a)		916	121,398
Masimo Corp. (a)		5,575	152,142
NuVasive, Inc. (a)		8,420	290,069
			1,344,311
Hotels Restaurants & Leisure - 4.01%
McDonald's Corp.		7,986	469,178

Internet & Catalog Retail - 2.77%
Amazon.Com, Inc. (a)		7,609	324,904

Internet Software & Services - 3.88%
Cybersource Corp. (a)		14,374	133,391
Google, Inc. (a)		1,096	321,084
			454,475
IT Services - 3.43%
Mastercard, Inc.		2,762	401,319

Life Sciences Tools & Services - 4.14%
Covance, Inc. (a)		7,264	283,877
Icon Plc - ADR (a)		9,459	200,436
			484,313
Media - 2.41%
Morningstar, Inc. (a)		8,782	282,780

Road & Rail - 2.92%
CSX Corp.		9,187	342,124

Thrifts & Mortgage Finance - 3.03%
Peoples United Financial, Inc.		18,577	354,263

Trading Companies & Distributors - 3.34%
Fastenal Co.		10,166	391,493

TOTAL COMMON STOCKS (Cost $12,897,650)			9,918,159

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 16.20%
Fidelity Government Port - I, 1.510% (b)		1,898,152	1,898,152

TOTAL SHORT TERM INVESTMENTS (Cost $1,898,152)			1,898,152

Total Investments (Cost $14,795,802) - 100.88%			11,816,311
Liabilities in Excess of Other Assets - (0.88)%			(103,634)
TOTAL NET ASSETS - 100.00%			$11,712,677

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2008
	was as follows*:

	Cost of investments		$ 14,795,802
	Gross unrealized appreciation		104,965
	Gross unrealized depreciation		(3,084,456)
	Net unrealized depreciation		$ (2,979,491)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$11,816,311	$11,816,311	$0	$0
Total	$11,816,311	$11,816,311	$0	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
 Joseph Neuberger, President

Date     January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
 Joseph Neuberger, President

Date    January 20, 2009

By        /s/ John Buckel
 John Buckel, Treasurer

Date    January 20, 2009